Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ 4,232	$ 4,320
Beginning balance	[1]	4,232
Ending balance		4,094	4,412
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		4,400
Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(168)
Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		1	(88)
Other comprehensive income (loss), before reclassifications		27	(23)
Amounts reclassified from other comprehensive income		(16)	18
Other comprehensive income (loss)	[2]	11	(5)
Ending balance		12	(93)
Unrealized Gain (Loss) on Cash Flow Hedges [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		1	(88)
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(950)	(1,036)
Other comprehensive income (loss), before reclassifications		(15)	(3)
Amounts reclassified from other comprehensive income		25	17
Other comprehensive income (loss)	[2]	10	14
Ending balance		(940)	(1,022)
Change in Retirement Plans' Funded Status [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(950)	(1,036)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(899)	(485)
Other comprehensive income (loss), before reclassifications		(289)	24
Other comprehensive income (loss)	[2]	(289)	24
Ending balance		(1,188)	(461)
Foreign Currency Translation [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(891)	(490)
Foreign Currency Translation [Member] | Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(8)	5
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(118)	(153)
Other comprehensive income (loss), before reclassifications		14	10
Other comprehensive income (loss)	[2]	14	10
Ending balance		(104)	(143)
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(118)	(153)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(1,966)	(1,762)
Beginning balance		(1,966)	(1,762)
Other comprehensive income (loss), before reclassifications		(263)	8
Amounts reclassified from other comprehensive income		9	35
Other comprehensive income (loss)	[2]	(254)	43
Ending balance		(2,220)	(1,719)
Accumulated Other Comprehensive Income (Loss) [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(1,958)	(1,767)
Accumulated Other Comprehensive Income (Loss) [Member] | Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ (8)	$ 5

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).
[2]	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $1 million and $(1) million for the three months ended March 31, 2018 and 2017, respectively.